IRONWOOD INSTITUTIONAL MULTI-STRATEGY FUND LLC

One Market Plaza, Steuart Tower, Suite 2500
San Francisco, California 94105
(415) 777-2400

SUPPLEMENT DATED JULY 29, 2016
TO PROSPECTUS DATED OCTOBER 1, 2015

This Supplement is intended to highlight certain changes to the Prospectus.

Investor Qualification

The Fund requires that each investor in the Fund that is not a natural person be a “qualified client” under Rule 205-3 under the Investment Advisers Act.  To date, being a “qualified client” has meant the investor has a net worth of more than $2,000,000 or meets certain other qualification requirements. Effective August 15, 2016, as a result of a change in the legal definition for “qualified client” status, the net worth requirement for the Fund’s non-natural person investors will increase to $2,100,000.  The higher requirement will apply to new non-natural person investors investing on and after August 15, 2016.

Investor qualifications are set forth in the subscription document and investor certification that each investor must sign in order to invest in the Fund.  Please review those documents carefully when investing.

*           *           *           *

The information in this Supplement modifies the Ironwood Institutional Multi-Strategy LLC Fund Prospectus dated October 1, 2015. In particular, and without limitation, the information contained in this Supplement modifies (and if inconsistent, replaces) information contained in the section of the Prospectus entitled “Eligible Investors.”  A revised copy of the Ironwood Institutional Multi-Strategy Fund LLC Form of Subscription Document & Investor Certification is attached.

Ironwood Institutional Multi-Strategy Fund LLC

Form of Subscription Document & Investor Certification

This certificate relates to Ironwood Institutional Multi-Strategy Fund LLC (the “Fund”) and is given to you with respect to a potential purchase of units of limited liability company interest of the Fund (the “Units”).  Capitalized terms not defined herein have the meaning given in the Prospectus.

Please complete:

ACCOUNT NAME (REGISTRATION):

SUBSCRIPTION AMOUNT ($):

REQUESTED INVESTMENT DATE:

Select one:
_____
[For individual investors] By checking the foregoing box, I hereby certify that I either (a) have a net worth,1 or joint net worth with my spouse, in excess of $1,000,000 (excluding the value of my primary residence) or (b) have had an individual annual adjusted gross income during the last two full calendar years of in excess of $200,000 (or joint income together with my spouse of in excess of $300,000) and reasonably expect to have an annual income in excess of $200,000 (or joint income together with my spouse of in excess of $300,000) during the current calendar year.  I have no reason to believe that my income will not remain in excess of $200,000 (or joint income in excess of $300,000) for the foreseeable future.

_____
[For entities] By checking the foregoing box, I hereby certify that the entity on behalf of which I am signing either (i) has a net worth of more than $2,100,000; or (ii) all of the equity owners, unit owners and participants of the undersigned are accredited investors.

In addition, I hereby confirm that I understand and agree that should I (or the company) purchase Units, the following conditions will apply to the ownership and transfer of the Units:

(A)	Units may be held only in “book entry” form registered with the Fund Administrator, acting in its capacity as transfer agent for the Fund; and

(B)
Upon any transfer of a Unit (or portion thereof) in violation of the foregoing clause (A), in addition to any other remedy that it may have, the Fund will have the right (but not the obligation) to repurchase all or a portion of any such improperly transferred Unit.

I further certify that:

(A)	The undersigned understands that it may be a violation of U.S. state and/or federal law for me to provide this certification if I know that it is not true;

(B)
The undersigned, if an individual, is over 21 years old and is legally competent to execute this investor certification; the undersigned, if an entity, is duly authorized and qualified to become a Member of the Fund and the individual signing this investor certification and the other documents delivered herewith on behalf of the undersigned has been duly authorized by the undersigned to do so.

1 “Net worth” for these purposes means the excess of total assets at fair market value, including home furnishings and automobiles (but excluding the value of a prospective Member’s primary residence) over total liabilities.  For purposes of determining the value of the primary residence to be excluded from net worth, the investor should exclude the amount by which the estimated fair market value of his or her primary residence exceeds the outstanding balance of any indebtedness secured by that primary residence.  If any such indebtedness exceeds the estimated fair market value of such primary residence, the undersigned should reduce his or her net worth by the amount of any such excess indebtedness.  The fair market value of a primary residence and the amount of outstanding indebtedness should be measured as of the proposed subscription date.  In addition, if outstanding indebtedness secured by the undersigned’s primary residence has increased (other than as a result of the acquisition of such primary residence) in the 60-day period preceding the proposed subscription rate (i.e., due to a home equity loan), the undersigned should reduce his or her net worth by the amount of such increase.

(C)
The undersigned has carefully reviewed and understands the various risks of an investment in the Fund, including those summarized under “Certain Risk Factors” and described in greater detail elsewhere in the Prospectus; the undersigned understands that an investment in the Fund is speculative and the undersigned can afford to bear the risks of an investment in the Fund, including the risk of losing the undersigned’s entire investment.

(D)	The undersigned understands that Ironwood and the Fund are subject to conflicts of interest, including those summarized under “Conflicts of Interest” in the Prospectus.

(E)
The undersigned agrees to provide any information deemed necessary by the Fund, Ironwood or the Fund Administrator in their sole discretion to comply with their respective anti-money laundering programs, legal obligations and related responsibilities from time to time.

(F)
The undersigned represents that it is not a Prohibited Investor.  A “Prohibited Investor” includes (i) an individual, entity or organization identified on any U.S. Office of Foreign Assets Control “watch list”; (ii) a foreign shell bank; and (iii) a person or entity resident in, or whose subscription funds are transferred from or through, a jurisdiction identified as non-cooperative by the U.S. Financial Action Task Force.  The undersigned represents that it does not have any affiliation of any kind with an individual, entity or organization described in (i) above.

(G)	The undersigned certifies that the funds to be invested in the Fund were not derived from any activities that may contravene U.S. or non-U.S. anti-money laundering laws or regulations.

(H)
The undersigned represents that it is not a Politically Exposed Person.  A “Politically Exposed Person” is a senior foreign political figure,2 an immediate family member of a senior foreign political figure3 or a close associate of a senior foreign political figure.4

(I)
To the extent the undersigned has beneficial owners or is an intermediary subscribing for Interests on behalf of one or more investors or beneficial owners (collectively, “Owners”):  (i) it has carried out thorough due diligence to establish the identities of all such Owners; (ii) based on such due diligence, the undersigned reasonably believes that no such Owners are Prohibited Investors; (iii) it has conducted enhanced due diligence on any Owner who is a Politically Exposed Person; (iv) based on such enhanced due diligence, the undersigned has no reason to believe that the funds invested by each such Politically Exposed Person involve the proceeds of official corruption; (v) it has no reason to believe that the funds invested or to be invested by Owners were derived from activities that may contravene any U.S. or non-U.S. anti-money laundering laws or regulations; (vi) it holds the evidence of such identities and status and will maintain all such evidence for at least five years from the date of the undersigned’s complete withdrawal from the Feeder Fund; and (vii) it will make available such information and any additional information requested by the Feeder Fund, Ironwood or the Fund Administrator that is required under applicable regulations, to the extent permitted by applicable law.

(J)
The undersigned understands and agrees that any repurchase proceeds paid to the undersigned will be paid to the same account from which the undersigned’s investment in the Feeder Fund was originally remitted, unless the Fund (in consultation with the Fund Administrator), in its discretion, agrees otherwise.

(K)	I have read the Prospectus and the Statement of Additional Information of the Fund, including the investor qualification and investor eligibility provisions contained therein.

2 A “senior foreign political figure” is defined as a senior official in the executive, legislative, administrative, military or judicial branches of a non-U.S. government (whether elected or not), a senior official of a major non-U.S. political party, or a senior executive of a non-U.S. government-owned corporation.  In addition, a “senior foreign political figure” includes any corporation, business or other entity that has been formed by, or for the benefit of, a senior foreign political figure.
3 “Immediate family” of a senior foreign political figure typically includes the figure’s parents, siblings, spouse, children and in-laws.
4 A “close associate” of a senior foreign political figure is a person who is widely and publicly known to maintain an unusually close relationship with the senior foreign political figure, and includes a person who is in a position to conduct substantial domestic and international financial transactions on behalf of the senior foreign political figure.

(L)	I understand that an investment in the Fund involves a considerable amount of risk and that some or all of my investment may be lost.

(M)
I understand that an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the investment and should be viewed as a long-term investment.

(N)
I am aware of the Fund’s limited provisions for transferability and repurchase of Units and have carefully read and understand the “Repurchases of Units” and “Transfers of Units” provisions in the Prospectus, including the requirement to pay a 5.00% Early Repurchase Fee for tenders during the applicable Lock-Up Period.

(O)
I understand that the Fund, Ironwood, and their respective affiliates are relying on the certification and agreements made herein in determining my qualification and suitability for an investor in the Fund.

(P)
I understand that an investment in the Fund is not appropriate for, and may not be acquired by, any person who cannot make this certification, and agree to indemnify Ironwood and its affiliates and hold harmless from any liability that it may incur as a result of this certification being untrue in any respect.

If I am acting on behalf of, or using any assets of, (i) an “employee benefit plan” as defined in and subject to the fiduciary responsibilities of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), (ii) a “plan” as defined in and subject to Section 4975 of the Internal Revenue Code of 1986, as amended (the “Code”), or (iii) an entity deemed to hold “plan assets” as a result of investments in the entity by such employee benefit plans or plans, I further certify, on my own behalf and on behalf of such Plan, that:

(A)
The fiduciary of the Plan who has caused the Plan to acquire Units (i) is aware of and understands the Fund’s investment objective, policies, and strategies, (ii) has considered an investment in the Fund for such Plan in light of the risks relating thereto, as well as all other relevant investment factors, and (iii) if the Plan is subject to ERISA, has determined that, in view of such considerations, the investment in the Fund for such Plan is consistent with the Plan Fiduciary’s responsibilities under ERISA;

(B)
The investment in the Fund by the Plan does not violate and is not otherwise inconsistent with (i) the terms of any legal document constituting the Plan, any trust agreement thereunder, or any other constituent document and (ii) if the Plan is subject to ERISA, with the terms of ERISA;

(C)	The Plan’s investment in the Fund has been duly authorized and approved by all necessary parties;

(D)
The fiduciary of the Plan who has caused the Plan to acquire the Units (i) is authorized to make, and is responsible for, the decision for the Plan to invest in the Fund, including, if the Plan is subject to ERISA, the determination that such investment is consistent with the requirement imposed by Section 404 of ERISA that Plan investments be diversified so as to minimize the risks of large losses, (ii) is independent of Ironwood, the Distributor, each other selling agent, and each of their respective affiliates, and (iii) is qualified to make such investment decision and (iv) has not relied on any individualized advice or recommendation of Ironwood, the Distributor, any other selling agent, any of their respective affiliates, or any of their respective agents or employees as a primary basis for the decision to invest in the Units; and

(E)	The purchase and holding of Units by the Plan will not constitute or result in a prohibited transaction under ERISA or Section 4975 of the Code.

I.	SUBSCRIBER AND ACCOUNT INFORMATION

I hereby further certify that I agree to produce evidence to support the foregoing certifications upon request.

Primary Contact Name:
CIP Address (not a P.O. Box):
City, State & Zip:
Mailing Address (if different from CIP):
City, State & Zip:
Phone Number:
E-mail*:	☐ Fund Commentary
* Email is required for electronic correspondence and/or website access.

Select Type of Account (For LLC’s, please select C-Corp,
S-Corp, or Partnership)	☐ Individual	☐ Joint*	☐ Corporation (S-Corp)*
	☐ Corporation (C-Corp)*	☐ Partnership*	☐ Employee Benefit Plan
	☐IRA, SEP, Keogh	☐ Trust*	☐ Taft-Hartley Plan
☐ Other
*Additional account information required to be completed in section III.

SSN or TIN:

DOB of Primary Owner:
(Individual, Joint & IRA Accounts Only)	(Please provide the DOB of the primary account owner.)

Custodian Information:
(If applicable)	(Custodian Name & Account Number)	(Custodian Tax ID)

II.           FINANCIAL ADVISOR INFORMATION

Advisor Name:
Street Address:
City, State & Zip:
Phone Number:
E-mail:
Additional Contact Name:
Additional Contact E-mail:

With the exception of tax information, all correspondence (balance statement, commentary, etc.) is sent via e-mail.

If there are any additional account contacts you wish to be added to this account, please complete the additional contact section on page 7.

III.           REQUIRED ADDITIONAL ACCOUNT INFORMATION – (By ‘Type of Account’, noted on page 4).

Joint Accounts (JTWROS and JTIC)

Joint Owner Name:
Joint Owner Address (if different):
Joint Owner Tax ID Number:
Joint Owner Date of Birth:

Trusts

•	Copy of the Trust Deed; and below information for all Trustees.
Trustee #1 Name:
Trustee #1 Address (if different):
Trustee #1 Tax ID Number:
Trustee #1 Date of Birth:
Trustee #2 Name:
Trustee #2 Address (if different):
Trustee #2 Tax ID Number:
Trustee #2 Date of Birth:

Limited Partnerships

•	A copy of the Limited Partnership Agreement & Certificate of Limited Partnership or confirmation with regulatory body; and copy of the authorized signatory list.

General Partner Name:
General Partner Address:
General Partner Tax ID Number:
General Partner Date of Birth:

Limited Liability Company

•	A copy of the Limited Liability Company Agreement and Certificate of Formation or confirmation with the regulatory body; and copy of the authorized signatory list.

Managing Member Name:
Managing Member Address:
Managing Member Tax ID Number:
Managing Member Date of Birth:

IV.           TAXPAYER IDENTIFICATION NUMBER CERTIFICATION

Under penalties of perjury, I certify that:
1.	The number shown above is my correct taxpayer identification number.
2.
I am not subject to backup withholding because I am exempt from backup withholding or I have not been notified by the IRS that I am subject to backup withholding as a result of failure to report all interest or dividends; or the IRS has notified me that I am no longer subject to backup withholding.

3.	I am a U.S. person (including a U.S. resident alien).
4.	The FATCA code entered on this form (if any) indicating that the payee is exempt from FATCA reporting is correct.

Certification instructions:  You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Exempt payee code (if any) __________

Exemption from FATCA reporting code (if any) __________

SUBSCRIBER SIGNATURE REQUIRED:

   V.           DIVIDEND ELECTION

If you desire to participate in the Fund’s automatic dividend reinvestment program, you may continue to the next section.  If you desire to elect out of the Fund’s automatic dividend reinvestment program and receive annual distributions, please check the following box and provide your wire instructions:

☐
By checking the foregoing box, I hereby elect to (i) not automatically reinvest Annual Distributions in Units and (ii) receive any Annual Distributions in cash paid by wire sent to the bank account listed below:

Bank Name:
Bank Routing Number:
Account Name:
Account Number:

VI.           TENDER DOCUMENTS

By initialing below, I hereby elect to have all semi-annual tender offer documents sent to the party indicated.  All semi-annual tender offer documents will be sent via hard copy.
______	Investor of record’s primary address, as noted on page 3 of the subscription document.

______	Financial Advisor of record’s primary address, as noted on page 3 of the subscription document.

VII.           SIGNATURES

If joint ownership, all parties must sign.  If fiduciary, partnership or corporation, indicate title of signatory beside signature lines.

Subscriber’s Signature	Subscriber’s Signature (Joint Owner if applicable)

Date	Date

VIII.           ADDITIONAL CONTACTS

Please list any additional contacts you wish to be added to this account (e.g., accountants, assistants, custodians, trustees).

Additional Contact Name:
Mailing Address:
City, State & Zip:
Phone Number:
E-mail*:	☐ Fund Commentary
(E-mail is required for electronic correspondence and/or website access.)

Please send this agreement and direct all questions relating to completion of this agreement to (originals not required):

Ironwood Capital Management
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
Fax:  415-777-2600
E-mail:  ir@ironwoodpartners.com

Please wire subscription amounts to the Fund’s administrator, State Street Bank and Trust:

Bank Name:	XXXXXX
Bank Address:	XXXXXX
ABA Routing Number:	XXXXXX
Deposit Account Name:	XXXXXX
Deposit Account Number:	XXXXXX
Reference:	XXXXXX

All documentation and funding must be received generally on or prior to the fifth Business Day prior to the relevant subscription date.

We are required by state law to inform you that your property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

IRONWOOD INSTITUTIONAL MULTI-STRATEGY FUND LLC

ADDITIONAL SUBSCRIPTION FORM

Please complete:

ACCOUNT NAME (REGISTRATION):

ACCOUNT NUMBER:

ADDITIONAL SUBSCRIPTION AMOUNT ($):

REQUESTED INVESTMENT DATE:

Signature:

DATE:

_____
[For individual investors] By checking the foregoing box, I hereby certify that I either (a) have a net worth,1 or joint net worth with my spouse, in excess of $1,000,000 (excluding the value of my primary residence) or (b) have had an individual annual adjusted gross income during the last two full calendar years of in excess of $200,000 (or joint income together with my spouse of in excess of $300,000) and reasonably expect to have an annual income in excess of $200,000 (or joint income together with my spouse of in excess of $300,000) during the current calendar year, I have no reason to believe that my income will not remain in excess of $200,000 (or joint income in excess of $300,000) for the foreseeable future.

_____
[For entities] By checking the foregoing box, I hereby certify that the entity on behalf of which I am signing either (i) has a net worth of more than $2,100,000; or (ii) all of the equity owners, unit owners and participants of the undersigned are accredited investors.

Please send this agreement and direct all questions relating to completion of this agreement to:

Ironwood Capital Management
One Market Plaza, Steuart Tower,
Suite 2500
San Francisco,
CA 94105
Fax: 415-777-2600
E-mail: ir@ironwoodpartners.com

Please wire subscription amounts to the Fund’s administrator, State Street Bank and Trust:

Bank Name:	XXXXXX
Bank Address:	XXXXXX
ABA Routing Number:	XXXXXX
Deposit Account Name:	XXXXXX
Deposit Account Number:	XXXXXX
Reference (Investor Name):	______________________________________________________

All documentation and funding must be received generally on or prior to the fifth Business Day prior to the relevant subscription date (or such other acceptance date set by the Fund and notified to prospective Members prior to a subscription date.)   Original documents not required.

1  “Net worth” for these purposes means the excess of total assets at fair market value, including home furnishings and automobiles (but excluding the value of a prospective Member’s primary residence) over total liabilities.  For purposes of determining the value of the primary residence to be excluded from net worth, the investor should exclude the amount by which the estimated fair market value of his or her primary residence exceeds the outstanding balance of any indebtedness secured by that primary residence.   If any such indebtedness exceeds the estimated fair market value of such primary residence, the undersigned should reduce his or her net worth by the amount of any such excess indebtedness.   The fair market value of a primary residence and the amount of outstanding indebtedness should be measured as of the proposed subscription date.  In addition, if outstanding indebtedness secured by the undersigned’s primary residence has increased (other than as a result of the acquisition of such primary residence) in the 60-day period preceding the proposed subscription ate (i.e. due to a home equity loan), the undersigned should reduce his or her net worth by the amount of such increase.